INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of interest income [Abstract]
Disclosure of detailed information for interest income [Text Block]

	2019	2018	2017
	US$’000	US$’000	US$’000

Interest on loans to joint ventures (Note 5)	983	2,573	4,346
Guarantee fees from related parties (Note 5)	-	-	325
Bank interests	996	1,214	1,294
Other interests	-	-	1,199
	1,979	3,787	7,164